Summary of certificates of deposit by maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposit Liabilities [Line Items]
TimeDepositMaturitiesYearOne	$ 5,011,262
Time Deposit Maturities, Year Two	958,246
Time Deposit Maturities, Year Three	572,706
Time Deposit Maturities, Year Four	363,691
Time Deposit Maturities, Year Five	495,931
Time Deposit Maturities After Year Five	72,609
Total certificates of deposit	$ 7,474,445	$ 8,311,352